UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7484

        Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Massachusetts Premium Income Municipal Fund (NMT)
	February 29, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.1% (1.4% of Total Investments)
$ 1,465	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	Ba3	$1,328,711
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)

	Education and Civic Organizations – 24.3% (16.2% of Total Investments)
400	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2007L,	No Opt. Call	A3	400,000
	5.000%, 10/01/37 – XLCA Insured
750	Massachusetts Development Finance Agency, Revenue Bonds, Western New England College, Series	9/15 at 100.00	AAA	702,803
	2005A, 5.000%, 9/01/33 – AGC Insured
1,045	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytecnic Institute,	9/17 at 100.00	AAA	986,595
	Series 2007, 5.000%, 9/01/37 – MBIA Insured
890	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 2000A,	3/09 at 101.00	BBB	893,747
	6.000%, 3/01/20 – ACA Insured
1,745	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/15 at 100.00	AAA	1,679,981
	and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured
750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A,	9/13 at 100.00	AA–	778,395
	5.000%, 9/01/19
1,090	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,	No Opt. Call	A–	1,161,177
	Series 1999P, 6.000%, 5/15/29
25	Massachusetts Education Loan Authority, Student Loan Revenue Bonds, Issue E, Series 1995,	7/08 at 100.00	Aaa	25,169
	6.150%, 7/01/10 – AMBAC Insured (Alternative Minimum Tax)
1,550	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E,	1/12 at 100.00	AAA	1,566,058
	5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	2,109,259
	Series 2003N, 5.250%, 6/01/18
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Hebrew College,	3/08 at 100.00	AA	500,000
	Series 1999A,, 6.500%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College,	7/13 at 100.00	AA+	492,300
	Series 2003H, 5.000%, 7/01/26
555	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/13 at 100.00	AAA	562,093
	Series 2003H, 5.000%, 7/01/21
1,380	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	AAA	1,351,972
	Series 2007L, 5.000%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State	11/12 at 100.00	AAA	469,635
	College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured
1,645	Massachusetts Industrial Finance Agency, Revenue Bonds, Whitehead Institute for Biomedical	7/08 at 100.00	Aa1	1,643,914
	Research, Series 1993, 5.125%, 7/01/26
375	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB–	361,778
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999, 5.375%, 2/01/19

15,700	Total Education and Civic Organizations			15,684,876

	Health Care – 19.3% (12.8% of Total Investments)
1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	1,268,713
	System, Series 2001E, 6.250%, 10/01/31
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	918,680
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	7/12 at 101.00	BBB	994,290
	Obligated Group, Series 2002B, 6.250%, 7/01/22
935	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	AA	799,846
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	A	963,720
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical	8/17 at 100.00	A	1,922,380
	Center, Series 2007D, 5.250%, 8/15/28
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	478,343
	Medical Center, Series 2007E, 5.000%, 7/15/32
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BBB–	857,340
	Project, Series 2005D, 5.250%, 7/01/30
750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	7/08 at 100.00	AAA	750,015
	Center Hospitals, Series 1993G-1, 5.375%, 7/01/24 – MBIA Insured
75	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	75,781
	System Inc., Series 2001C, 5.750%, 7/01/32
375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB	381,334
	Health Care, Series 2001C, 6.625%, 7/01/32
1,445	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	1,197,544
	Health Care, Series 2005D, 5.000%, 7/01/33
2,000	Massachusetts State, Health and Educational Facilities Authority, Partners HealthCare System	7/17 at 100.00	AA	1,848,920
	Inc., Series 2007G, 5.000%, 7/01/32

13,415	Total Health Care			12,456,906

	Housing/Multifamily – 8.1% (5.4% of Total Investments)
1,335	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	AAA	1,153,360
	Project, Series 2007, 4.800%, 7/20/48
1,860	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	1,866,696
	Apartments, Series 1999, 7.000%, 12/01/31
335	Massachusetts Housing Finance Agency, Housing Bonds, Series 2006A, 5.100%, 12/01/37	6/15 at 100.00	AA–	301,044
	(Alternative Minimum Tax)
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA–	478,480
	(Alternative Minimum Tax)
375	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 1999D,	7/10 at 101.00	AAA	386,970
	5.500%, 7/01/13 – AMBAC Insured (Alternative Minimum Tax)
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds,	5/12 at 103.00	AAA	1,007,700
	Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22

5,405	Total Housing/Multifamily			5,194,250

	Housing/Single Family – 3.3% (2.2% of Total Investments)
990	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-122,	6/15 at 100.00	AA	858,330
	4.875%, 12/01/37 (Alternative Minimum Tax)
1,500	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126,	6/16 at 100.00	AA	1,277,115
	4.625%, 6/01/32 (Alternative Minimum Tax)

2,490	Total Housing/Single Family			2,135,445

	Industrials – 1.2% (0.7% of Total Investments)
380	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	360,548
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	408,136
	Inc., Series 2003, 5.450%, 6/01/14

780	Total Industrials			768,684

	Long-Term Care – 7.5% (5.0% of Total Investments)
1,270	Boston, Massachusetts, FHA-Insured Mortgage Revenue Bonds, Deutsches Altenheim Inc., Series	10/08 at 105.00	AAA	1,320,660
	1998A, 6.125%, 10/01/31
1,685	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	BB–	1,464,450
	5.250%, 10/01/26
1,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility	3/12 at 105.00	AAA	1,527,390
	Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)
150	Massachusetts Industrial Finance Agency, FHA-Insured Project Revenue Bonds, Heights Crossing	8/08 at 100.00	AAA	150,165
	LP, Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)
400	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement	1/11 at 101.00	BBB–	381,944
	Community, Series 1994B, 4.750%, 7/01/17

5,005	Total Long-Term Care			4,844,609

	Tax Obligation/General – 18.3% (12.1% of Total Investments)
500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aaa	512,010
1,250	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	AA+	1,326,388
1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – FSA Insured	2/13 at 101.00	AAA	1,016,090
2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	No Opt. Call	AAA	2,972,849
	Series 1991A, 7.000%, 3/01/21
1,275	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 –	No Opt. Call	AAA	1,439,513
	MBIA Insured
980	Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 5/15/22 – AMBAC Insured	5/12 at 101.00	Aaa	1,000,208
1,260	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AA+	1,287,418
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29 –	No Opt. Call	A3	982,670
	FGIC Insured
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 –	7/15 at 100.00	A	1,241,667
	FGIC Insured

10,985	Total Tax Obligation/General			11,778,813

	Tax Obligation/Limited – 13.8% (9.2% of Total Investments)
210	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 –	5/14 at 100.00	AAA	205,013
	AMBAC Insured
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	404,808
	Series 2004C, 5.250%, 7/01/21
975	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2006,	7/18 at 100.00	AAA	955,442
	5.000%, 7/01/26
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%,	5/14 at 100.00	AAA	559,895
	5/01/19 – MBIA Insured
325	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%,	5/16 at 100.00	AAA	311,636
	5/01/31 – AMBAC Insured
1,200	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33	5/18 at 100.00	AAA	1,142,184
	(WI/DD, Settling 3/12/08) – AGC Insured
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B,	No Opt. Call	A1	1,021,300
	5.375%, 5/01/23 – XLCA Insured
1,300	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	1,328,379
	5.000%, 8/15/20 – FSA Insured
540	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 –	No Opt. Call	A	538,056
	FGIC Insured
1,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note	No Opt. Call	Aaa	1,077,020
	Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured
240	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	26,623
	0.000%, 7/01/43 – AMBAC Insured
1,300	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	1,351,077
	5.500%, 7/01/19 – MBIA Insured

9,025	Total Tax Obligation/Limited			8,921,433

	Transportation – 13.5% (9.0% of Total Investments)
2,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 – MBIA Insured	7/13 at 100.00	AAA	1,906,020
1,700	Massachusetts Port Authority, Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – AMBAC Insured	7/15 at 100.00	AAA	1,681,946
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/17 at 100.00	A	899,900
	2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
225	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/11 at 101.00	AAA	205,238
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
4,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	3/08 at 101.00	AAA	4,020,599
	1996A, 5.750%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)

8,925	Total Transportation			8,713,703

	U.S. Guaranteed – 24.9% (16.6% of Total Investments) (4)
550	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3 (4)	588,198
	5.500%, 5/15/41 (Pre-refunded 5/15/11)
25	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2006,	7/18 at 100.00	Aa2 (4)	26,695
	5.000%, 7/01/26 (Pre-refunded 7/01/18)
2,500	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, VOA Concord	10/11 at 105.00	AAA	2,926,699
	Assisted Living Inc., Series 2000A, 6.900%, 10/20/41 (Pre-refunded 10/20/11)
500	Massachusetts Development Finance Authority, Revenue Bonds, Belmont Hills School, Series 2001,	9/11 at 101.00	A (4)	540,470
	5.375%, 9/01/23 (Pre-refunded 9/01/11)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/13 at 101.00	A– (4)	1,120,330
	and Allied Health Sciences, Series 2003C, 5.750%, 7/01/33 (Pre-refunded 7/01/13)
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/21 at 100.00	AAA	422,267
	Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – MBIA Insured
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	A (4)	647,076
	Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured
1,925	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA (4)	2,098,096
	System Inc., Series 2001C, 5.750%, 7/01/32 (Pre-refunded 7/01/11)
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of	10/11 at 100.00	A+ (4)	1,069,130
	Massachusetts – Worcester Campus, Series 2001B, 5.250%, 10/01/31 (Pre-refunded 10/01/11) –
	FGIC Insured
2,300	Massachusetts Industrial Finance Agency, Revenue Bonds, Belmont Hill School, Series 1998,	9/08 at 101.00	A (4)	2,354,417
	5.250%, 9/01/28 (Pre-refunded 9/01/08)
705	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	7/08 at 100.00	AAA	900,038
1,500	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25	1/14 at 100.00	A (4)	1,627,155
	(Pre-refunded 1/01/14) – FGIC Insured
1,615	Springfield, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 1/15/23	1/13 at 100.00	AAA	1,749,174
	(Pre-refunded 1/15/13) – MBIA Insured

14,630	Total U.S. Guaranteed			16,069,745

	Utilities – 3.2% (2.1% of Total Investments)
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System,	1/12 at 101.00	AAA	1,070,620
	Series 2001A, 5.625%, 1/01/16 – MBIA Insured
1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	980,770
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

2,000	Total Utilities			2,051,390

	Water and Sewer – 11.1% (7.3% of Total Investments)
2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series	11/14 at 100.00	AA	1,997,540
	2004A, 5.000%, 11/01/25
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9,	8/13 at 100.00	AAA	60,394
	5.000%, 8/01/22
285	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10,	8/14 at 100.00	AAA	279,277
	5.000%, 8/01/26
750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11,	8/15 at 100.00	AAA	678,488
	4.500%, 8/01/29
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	876,570
	4.375%, 8/01/31
1,250	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	8/12 at 100.00	AAA	1,293,913
	5.250%, 8/01/20
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%,	8/17 at 100.00	AAA	1,462,470
	8/01/28 – MBIA Insured
625	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA	478,706

7,470	Total Water and Sewer			7,127,358

$ 97,295	Total Investments (cost $99,099,005) – 150.6%			97,075,923

	Other Assets Less Liabilities – 2.2%			1,373,499

	Preferred Shares, at Liquidation Value – (52.8)% (5)			(34,000,000)

	Net Assets Applicable to Common Shares – 100%			$64,449,422

Forward Swaps outstanding at February 29, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

JPMorgan	$1,250,000	Pay	3-Month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$ 97,954
Royal Bank of Canada	1,450,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	81,376

								$179,330

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for
CIFG-insured, FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.0)%.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At February 29, 2008, the cost of investments was $99,025,800.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008, were as follows:

Gross unrealized:
Appreciation	$ 2,107,181
Depreciation	(4,057,058)

Net unrealized appreciation (depreciation) of investments	$(1,949,877)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2008